Description of the Plan - Administrative Budget (Details) - Puerto Rico Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Quarterly administrative budget per participant	$ 3.75
Annual administrative budget per participant	15
Administrative budget contribution	4,861	$ 5,023
Amount of administrative budget used for plan expenses	9,138	769
Amount of administrative budget allocated to plan participants	0	0
Administrative budget account balance	4,939	9,297
Administrative budget account receivables	1,085	1,162
Administrative budget account, accrued expenses	$ 500	$ 500